Intangible assets, net - Amortization expenses on intangible assets allocated to expense items (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Intangible assets, net
Total amortization	$ 7,604	$ 6,189
Impairment loss	0	86
Cost of revenues
Intangible assets, net
Total amortization	3,335	3,314
Research and development expenses
Intangible assets, net
Total amortization	3,735	2,238
Selling, general and administrative expenses
Intangible assets, net
Total amortization	$ 534	$ 637